Common Stock Repurchases	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Treasury Stock [Text Block]
14.	Common Stock Repurchases –

In February and March 2012, the Company repurchased an aggregate of 2,048,227 shares of its common stock from four shareholders at $0.15 per share for a total repurchase cost of $307,234.